Fair Value Measurement - Narrative (Details) - shares	May 13, 2026	May 07, 2026	Mar. 26, 2026
Fair Value Disclosures [Abstract]
Derivative instrument, contingent consideration, liability, vested, shares (in shares)	550,000	550,000	1,100,000